RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Components of receivables and other current assets

	Notes	December 31, 2024	December 31, 2023
Receivables from governments		$26.7	$61.0
Gold receivables		3.1	—
Other receivables		4.9	6.8
Total receivables		34.7	67.8
Short-term investments		1.0	—
Prepaid expenses		13.2	10.6
Hedge derivatives	20(b)(i)	—	7.3
		$48.9	$85.7